Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 973,712	$ 1,341,877
Effect income tax rates per share	$ 0.14	$ 0.02
HONG KONG
Income Taxes (Details) [Line Items]
Income tax rate	17.50%
CHINA
Income Taxes (Details) [Line Items]
Income tax exempton related, description	the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the year ended December 31, 2018, Hengpu was qualified as a High-technology Company and subject to a favorable income tax rate of 15%. Hengpu’s High-technology certificate is valid for three years starting from November 2018 and subject to renewal. Starting from the year ended December 31, 2020, Fintech was recognized as a High-technology Company by the Chinese government and is subject to a favorable income tax rate of 15%. In accordance with the implementation rules of the Income Tax Law of the PRC, for the enterprises newly established in the Horgos Development Zone within the scope of “preferential catalogue of income tax for key industries encouraged to develop in Xinjiang’s difficult areas”, the enterprise income tax shall be exempt for five years from the tax year of the first production and operations income. Khorgos is established in the Horgos Development Zone and its income is exempt for five years starting from 2019. The remaining Group’s subsidiaries VIEs and VIEs’ subsidiaries from the financial services business are subject to corporate income taxes at the PRC unified rate of 25%.